RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended		12 Months Ended
	May 13, 2022	Dec. 02, 2021	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2019	Nov. 30, 2021
RELATED PARTY TRANSACTIONS
Borrowings from banks			$ 518,479		$ 226,772		$ 28,748
Interest expenses			11,708	$ 3,470	10,200		8,542		$ 3,615
Payment of lease liabilities			13,522	21,051	34,752	[1]	16,085	[1]	56,024	[1]
Operating lease liabilities, current			14,526		16,760
Fair value of listed equity securities					3,326
Acquisition of the distribution right			9,590	4,923	11,031		8,036		3,280
Lease agreements
RELATED PARTY TRANSACTIONS
Operating lease liabilities-related parties					840		13
Related party
RELATED PARTY TRANSACTIONS
Acquisition of right-of-use assets			0	8
Payment of lease liabilities			828	10
Operating lease liabilities-related parties			995		840		13
Operating lease liabilities, non-current			11,314		$ 12,064		170
Term of investment	1 year
Payment for purchase of a short-term investment	$ 10,000						10,000
Conversion price					$ 9.5
Fair value of listed equity securities			$ 2,168		$ 3,326		8,411
Related party | Geely Auto Wuhan Branch and Wuhan Geely Auto Parts
RELATED PARTY TRANSACTIONS
Term of manufacturing agreement			10 years		10 years
Related party | Unsecured loan from a related party
RELATED PARTY TRANSACTIONS
Interest expenses							90		220
Related party | Lease agreements
RELATED PARTY TRANSACTIONS
Acquisition of right-of-use assets			$ 828	$ 10	$ 12,166		214		1,333
Payment of lease liabilities					269		98		$ 545
Operating lease liabilities-related parties			995		840
Operating lease liabilities, non-current					12,064		170
Related party | License Agreement
RELATED PARTY TRANSACTIONS
Number of shares issued for obtaining the trademark licenses												47,995,443
Related party | Service fee for entrusted daily operation and maintenance service | Wuhan Quanqing
RELATED PARTY TRANSACTIONS
Acquisition of the distribution right			$ 0		0
Related party | Lotus Tech UK | Unsecured loan from a related party
RELATED PARTY TRANSACTIONS
Term of debt											1 year
Principal amount of debt											$ 10,211
Interest rate on debt (as a percent)											2.00%
Interest expenses					$ 90		220
Related party | Lotus Technology Innovative Limited | Lotus Tech Innovation Centre GmbH
RELATED PARTY TRANSACTIONS
Equity interest acquired (as a percent)		100.00%
Consideration on acquisition of equity interest		$ 15,512					$ 15,512

[1]	For the years ended December 31, 2023, 2022 and 2021, this amount includes prepayments for land use rights of US$10,900, nil and US$49,237, respectively, with lease terms of 40 years to 50 years.